CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Dec. 31, 2010 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Dec. 31, 2010 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series D Convertible Preferred Stock [Member]	Dec. 31, 2011 Series D Convertible Preferred Stock [Member]	Dec. 31, 2011 Junior Preferred Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2010 Junior Preferred Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2011 Series C Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2010 Series C Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2011 Series C-1 Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2010 Series C-1 Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]
Assets
Cash and cash equivalents, including $16,043 and $16,009 of restricted cash as of December 31, 2011 and 2010, respectively	$ 7,216,081	$ 2,615,805	$ 2,246,050	$ 161,612	$ 3,090,732
Short-term investments, restricted	53,248	53,248	52,840
Accounts receivable	2,366,175	1,733,742	1,480,463	120,619	113,460
Other receivables				0	244,863
Inventories, net	934,245	1,170,097	548,159	51,206	59,779
Prepaid expenses and other assets	1,872,786	737,445	695,567	72,593	398,743
Deferred costs, current portion	286,192	136,436	136,436
Total current assets	12,728,727	6,446,773	5,159,515	406,030	3,907,577
Property and equipment, net	2,208,086	2,440,081	978,893	807,952	1,167,774
Other assets				9,256	9,256
Deferred costs	666,735	180,783	317,219
Intangible assets, net	34,043,704	34,135,287	2,916,042
Goodwill	1,128,517	1,128,517	706,823
Total assets	50,775,769	44,331,441	10,078,492	1,223,238	5,084,607
Liabilities, redeemable convertible preferred stock, and stockholders' deficit
Accounts payable	3,490,177	2,812,371	1,849,133	308,105	382,982
Accrued expenses				100,523	159,254
Deferred rent	41,741	58,005	0	123,059	188,114
Capital lease obligations, current portion				4,281	15,872
Convertible promissory notes				12,265,483	8,052,074
Notes payable	6,045,208	2,100,000	2,100,000	0	21,718
Deferred revenues, current portion		0	654,721
Dividends payable on preferred stock		0	105,533
Derivative liabilities, current portion		0	528,467
Total current liabilities	3,490,177	2,812,371	3,137,854	12,801,451	8,820,014
Preferred stock warrant liability				511,224	1,758,551
Capital lease obligations, less current portion				0	5,375
Derivative and other liabilities	942,432	1,415,159	1,559,055
Total liabilities	10,477,817	6,327,530	6,796,909	13,312,675	10,583,940
Commitments and contingencies
Conditionally redeemable common stock (909,091 issued and outstanding)	500,000	0														24,795,335		23,747,381
Stockholders deficit:
Convertible preferred stock						0	10		0	7		0	0	13,527,821	12,492,419	24,866,381	23,378,247	23,818,667	22,339,392
Common stock, $0.001 par value; 93,407,305 shares authorized; 3,629,823 shares issued and outstanding at December 31, 2011 and 2010	10,343	9,381	5,554	3,630	3,630
Common stock issuable	471,250	489,100	0
Additional paid-in capital	115,635,144	108,485,646	54,458,170
Deficit accumulated during the development stage	(76,318,785)	(70,980,216)	(51,182,158)	(74,305,936)	(63,713,021)
Total stockholders' deficit	39,797,952	38,003,911	3,281,583	(74,302,306)	(63,709,391)		10	10		7	7			13,527,821	12,492,419	24,866,381	23,378,247	23,818,667	22,339,392
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	$ 50,775,769	$ 44,331,441	$ 10,078,492	$ 1,223,238	$ 5,084,607